SHAREHOLDERS' EQUITY (Schedule of Stock Options Under the Plans by Exercise Price) (Details) - Jun. 30, 2015 - $ / shares	Total
Options outstanding at June 30, 2015
Number outstanding	801,510
Options exercisable at June 30, 2015
Number outstanding	605,698
0.7 - 1.95 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.7
Maximum exercise price	$ 1.95
Options outstanding at June 30, 2015
Number outstanding	7,950
Weighted average exercise price	$ 1.23
Weighted average remaining contractual life (in years)	11 months 8 days
Options exercisable at June 30, 2015
Number outstanding	7,950
Weighted average exercise price	$ 1.23
Weighted average remaining contractual life	11 months 8 days
2.56 - 4.86 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.56
Maximum exercise price	$ 4.86
Options outstanding at June 30, 2015
Number outstanding	304,435
Weighted average exercise price	$ 3.46
Weighted average remaining contractual life (in years)	3 years 4 months 13 days
Options exercisable at June 30, 2015
Number outstanding	264,435
Weighted average exercise price	$ 3.51
Weighted average remaining contractual life	3 years 2 months 23 days
5.0 - 8.60 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 5.0
Maximum exercise price	$ 8.60
Options outstanding at June 30, 2015
Number outstanding	230,725
Weighted average exercise price	$ 6.13
Weighted average remaining contractual life (in years)	3 years 8 months 5 days
Options exercisable at June 30, 2015
Number outstanding	191,225
Weighted average exercise price	$ 6.01
Weighted average remaining contractual life	3 years 6 months 18 days
10.80 - 13.16 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.80
Maximum exercise price	$ 13.16
Options outstanding at June 30, 2015
Number outstanding	258,400
Weighted average exercise price	$ 11.38
Weighted average remaining contractual life (in years)	3 years 4 months 24 days
Options exercisable at June 30, 2015
Number outstanding	142,088
Weighted average exercise price	$ 11.60
Weighted average remaining contractual life	2 years 5 months 1 day